NOTES PAYABLE (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 10, 2020	May 01, 2020
Debt Instrument [Line Items]
Proceeds from issuance of notes payable		$ 0	$ 1,067	$ 1,067	$ 1,000
Note payable to related party issued					1,000
Note payable to related party repaid						$ 1,000
Interest expense paid for note payable due to related party				6	$ 77
Payroll Protection Program
Debt Instrument [Line Items]
Proceeds from issuance of notes payable				$ 1,067
Interest rate	1.00%			1.00%
Deferment period	10 months			10 months
Monthly repayment amount	$ 0			$ 0
Hyperfine PPP loan
Debt Instrument [Line Items]
Amount of note payable							$ 889
Liminal PPP loaner
Debt Instrument [Line Items]
Amount of note payable	$ 178			$ 178				$ 178
Forgiveness of PPP Loan applied within deferment period | Payroll Protection Program
Debt Instrument [Line Items]
Payroll protection program, Term	5 years			5 years
Forgiveness of PPP Loan not applied within deferment period | Payroll Protection Program
Debt Instrument [Line Items]
Payroll protection program, Term	5 years			5 years